CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 75,974	$ 329,192	$ 25,425
Prepaid expense and other current assets	60,708	71,319
Total current assets	136,682	400,511	25,425
Deferred offering costs			81,575
Marketable securities held in Trust Account	57,849,285	57,506,299
Total Assets	57,985,967	57,906,810	107,000
Current liabilities:
Accrued expenses	1,478,152	325,641
Due to related party	201,953	111,953	310
Promissory note - related party	399,380		80,000
Income tax payable	8,083
Total current liabilities	2,087,568	437,594	80,310
Warrant liabilities	300,000	1,975,000
Total liabilities	2,387,568	2,412,594	80,310
Commitments and Contingencies (See Note 7)
Common stock subject to possible redemption, 5,750,000 shares at redemption value at September 30, 2022 and December 31, 2021	57,528,802	57,500,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.0001 par value; 50,000,000 shares authorized; 1,537,500 shares issued and outstanding (excluding 5,750,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021	154	154	154
Additional paid-in capital	0	0	26,846
Accumulated deficit	(1,930,557)	(2,005,938)	(310)
Total stockholders' deficit	(1,930,403)	(2,005,784)	26,690
Total Liabilities and Stockholders' Deficit	$ 57,985,967	$ 57,906,810	$ 107,000